Ordinary Shares	12 Months Ended
Dec. 31, 2022
Ordinary Shares
Ordinary Shares

13.Ordinary Shares

Holders of Class A ordinary shares and Class B ordinary shares are entitled to the same rights except for voting rights. In respect of matters requiring a shareholder’s vote, each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to ten votes. There were no outstanding Class B ordinary shares as of December 31, 2021 and 2022.

In the third quarter of 2018, the Company completed its Initial Public Offering (“IPO”) on the National Association of Securities Deal Automated Quotations under the symbol of “PDD”.

In February 2019, the Company completed a follow-on public offering and issued 48,435,000 ADSs, representing 193,740,000 Class A ordinary shares for total proceeds net of issuance costs of US$1,181,209.

In April 2020, the Company completed a private placement and issued 135,426,300 Class A Ordinary Shares for total proceeds of US$1,100,000.

In June 2020, 664,703,620 Class B ordinary shares were converted into Class A ordinary shares by the holder on a one-for-one basis.

In November 2020, the Company completed a follow-on public offering and issued 33,005,000 ADSs, representing 132,020,000 Class A ordinary shares for total proceeds net of issuance costs of US$4,074,642.

In December 2020, the Company completed a private placement and issued 15,384,612 Class A Ordinary Shares for total proceeds of US$500,000.

In March 2021, 1,409,744,080 Class B ordinary shares were converted into Class A ordinary shares by the holder on a one-for-one basis.